FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Details) (USD $)	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Carrying Amount
ASSETS:
Cash and cash equivalents	$ 518,976	$ 702,902	$ 589,039
Accounts and mortgages receivable	120,319	143,382	160,290
LIABILITIES:
Accounts payable	217,919	140,956	437,783
Accrued liabilities	223,586	311,097	415,935
Amounts due to related parties			24,792
Debt	16,775,403	16,880,416	28,123,504
Fair Value
ASSETS:
Cash and cash equivalents	518,976	702,902	589,039
Accounts and mortgages receivable	120,319	143,382	160,290
LIABILITIES:
Accounts payable	217,919	140,956	437,783
Accrued liabilities	223,586	311,097	415,935
Amounts due to related parties			0
Debt	$ 16,898,378	$ 16,988,594	$ 27,794,385